CAPITAL STOCK (Narrative) (Details)			1 Months Ended		12 Months Ended
	Dec. 14, 2022 $ / shares	Dec. 14, 2022 USD ($) $ / shares shares	Jan. 31, 2022 shares	Jul. 30, 2011	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized					250,000,000		250,000,000		250,000,000
Common stock, par value per share | $ / shares					$ 0.001		$ 0.001		$ 0.001
Number of common stock shares issued for exercise of warrants								885,000	885,000
Exercise price of warrants | $ / shares								$ 0.5
Proceeds from exercise of warrants								$ 442,500	$ 334,132
Number of stock options exercised					0	255,000	255,000	346,500	346,500
Exercise price of stock option | $ / shares					$ 0		$ 0.38		$ 0.21
Proceeds from exercise of options						$ 118,750	$ 94,929	$ 94,575	$ 71,912
Repurchase of shares | $					$ 156,249		$ 320,235		$ 116,995
Treasury shares cancelled			11,500		11,500	17,600	17,600	5,200	5,200
Stock option plan, rolling percentage				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $					$ 786,600		$ 1,096,069		$ 1,666,776
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term					11 years 8 months 12 days	3 years 3 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days
Stock-based compensation | $					$ 237,078		$ 2,504		$ 196,115
Number of Options, Granted					450,000	0	0	534,000	534,000
Weighted Average Exercise Price, Granted | $ / shares					$ 0.81		$ 0		$ 0.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock option | $ / shares						$ 0.23		$ 0.15
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock option | $ / shares						$ 0.65		$ 0.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term				20 years
First Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares)					223,000	379,300	379,300	233,600	233,600
Repurchase of shares | $					$ 156,249		$ 315,235		$ 116,954
Second Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares | $					$ 13,294		$ 4,857		$ 9,430
Common shares re-purchased which were held in treasury					17,600	5,200	5,200	25,000	25,000
Third Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares (shares)					11,500	17,600	17,600	5,200	5,200
Treasury Stock, Common, Value | $					$ 6,892		$ 13,294		$ 4,857
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		350,000						314,000	314,000
Expense of share-based payment arrangement | $		$ 120,563
Options granted to insiders [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)	$ 0.81	$ 0.6						$ 0.6	$ 0.47
Options granted to insiders [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 1.23	$ 0.96
Options granted to non-insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted		100,000						100,000	100,000
Expense of share-based payment arrangement | $		$ 34,447
Weighted Average Exercise Price, Granted | (per share)	$ 0.81	$ 0.6
Options granted to non-insiders [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 0.6	$ 0.47
Options granted to non-insiders [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 1.23	$ 0.96
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted								120,000	120,000
Expense of share-based payment arrangement | $					$ 4,976
Weighted Average Exercise Price, Granted | (per share)						$ 0.6			$ 0.47
Option terms to maturity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense of share-based payment arrangement | $		$ 77,092